Employee deferred compensation	12 Months Ended
Dec. 31, 2021
Employee deferred compensation
30 Employee deferred compensation
Payment of deferred compensation to employees is determined by the nature of the business, role, location and performance of the employee. Unless there is a contractual obligation, granting deferred compensation is solely at the discretion of the Compensation Committee and senior management. Special deferred compensation granted as part of a contractual obligation is typically used to compensate new senior employees for forfeited awards from previous employers upon joining the Group. It is the Group’s policy not to make multi-year guarantees.
Compensation expense recognized in the consolidated statement of operations for share-based and other awards that were granted as deferred compensation is recognized in accordance with the specific terms and conditions of each respective award and is primarily recognized over the future requisite service and vesting period, which is determined by the plan, retirement eligibility of employees and certain other terms. All deferred compensation plans are subject to restrictive covenants, which generally include non-compete and non-solicit provisions. Compensation expense for share-based and other awards that were granted as deferred compensation also includes the current estimated outcome of applicable performance criteria, estimated future forfeitures and mark-to-market adjustments for certain cash awards that are still outstanding.
The following tables show the compensation expense for deferred compensation awards granted in 2021 and prior years that was recognized in the consolidated statements of operations during 2021, 2020 and 2019, the total shares delivered, the estimated unrecognized compensation expense for deferred compensation awards granted in 2021 and prior years outstanding as of December 31, 2021 and the remaining requisite service period over which the estimated unrecognized compensation expense will be recognized. The estimated unrecognized compensation expense was based on the fair value of each award on the grant date and included the current estimated outcome of relevant performance criteria and estimated future forfeitures but no estimate for future mark-to-market adjustments. The recognition of compensation expense for the deferred compensation awards granted in February 2022 began in 2022 and thus had no impact on the 2021 consolidated financial statements.
Deferred compensation awards for 2021
In February 2022, the Group granted share awards, performance share awards and Contingent Capital Awards (CCA) as deferred compensation. Deferred compensation was awarded to employees with total compensation of CHF/USD 250,000 or the local currency equivalent or higher.
Deferred compensation expense
in	2021	2020	2019
Deferred compensation expense (CHF million)
Share awards	482	573	589
Performance share awards	290	448	438
Contingent Capital Awards	202	255	308
Cash awards	350	398	420
Retention awards	123	43	22
Total deferred compensation expense	1,447	1,717	1,777

Total shares delivered (million)
Total shares delivered	58.5	50.7	41.8
Contingent Capital share awards are included in the category Share awards, and Capital Opportunity Facility awards are included in the category Cash awards. Prior periods have been reclassified to conform to the current presentation.

Estimated unrecognized deferred compensation
end of	2021
Estimated unrecognized compensation expense (CHF million)
Share awards	349
Performance share awards	146
Contingent Capital Awards	134
Cash awards	223
Retention awards	284
Total	1,136

Aggregate remaining weighted-average requisite service period (years)
Aggregate remaining weighted-average requisite service period	1.4
Does not include the estimated unrecognized compensation expense relating to grants made in 2022 for 2021.
Share awards
Share awards granted in February 2022 are similar to those granted in February 2021. Each share award granted entitles the holder of the award to receive one Group share, subject to service conditions. Share awards vest over three years with one third of the share awards vesting on each of the three anniversaries of the grant date (ratable vesting), with the exception of awards granted to individuals classified as material risk takers (MRTs), risk manager MRTs or senior managers or equivalents under the EU or UK Capital Requirements Directive V related provisions. As of February 2022, share awards granted to MRTs vest over four years with one quarter of the award vesting on each of the four anniversaries of the grant date. Share awards granted to risk manager MRTs vest over five years with one fifth of the award vesting on each of the five anniversaries of the grant date. Share awards granted to senior managers vest over seven years, with one fifth of the award vesting on each of the third to seventh anniversaries of the grant date. Share awards are expensed over the service period of the awards. The value of the share awards is solely dependent on the Group share price at the time of delivery.
The Group’s share awards include other awards, such as blocked shares and special awards, which may be granted to new employees. Other share awards entitle the holder to receive one Group share and are generally subject to continued employment with the Group, contain restrictive covenants and cancellation provisions and generally vest between zero and five years.
On February 11, 2022, the Group granted 27.7 million share awards with a total value of CHF 216 million. The estimated unrecognized compensation expense of CHF 224 million was determined based on the fair value of the awards on the grant date, includes the current estimated future forfeitures and will be recognized over the vesting period, subject to early retirement rules. The majority of share awards granted include the right to receive dividend equivalents on vested shares.
The number of share awards granted to employees was generally determined by dividing the deferred component of variable compensation being granted as share awards by the average price of a Group share over the ten consecutive trading days which ended on February 24, 2022. The fair value of each share award was CHF 8.61, the Group share price on the grant date.
Share awards granted for previous years
For compensation year	2021	2020	2019
Shares awarded (million)	27.7	44.6	57.9
Value of shares awarded (CHF million)	216	592	626
Fair value of each share awarded (CHF) [1]	8.61	12.59	10.81
1 Based on the Group’s share price on the grant date.
In order to comply with Capital Requirements Directive V requirements and other applicable remuneration regulations, employees who hold key roles in respect of certain Group subsidiaries receive shares that are subject to transfer restrictions for 50% of the amount that would have been paid to them in cash. These shares are vested at the time of grant but remain blocked, that is, subject to transfer restrictions, for either six months or one year from the date of grant, depending on the location.
On February 11, 2022, the Group granted 5.0 million blocked shares with a total value of CHF 41 million that vested immediately upon grant, have no future service requirements and were attributed to services performed in 2021.
Blocked share awards granted for previous years
For compensation year	2021	2020	2019
Blocked shares awarded (million)	5.0	2.6	3.2
Value of shares awarded (CHF million)	41	35	37
Share award activities
	2021		2020		2019
	Number of share awards in million	Weighted- average grant-date fair value in CHF	Number of share awards in million	Weighted- average grant-date fair value in CHF	Number of share awards in million	Weighted- average grant-date fair value in CHF
Share awards
Balance at beginning of period	126.3	11.86	110.5	13.46	83.2	16.15
Granted	86.4	11.17	69.1	10.61	69.3	11.68
Settled	(53.3)	12.44	(47.9)	13.76	(36.9)	16.15
Forfeited	(15.6)	11.52	(5.4)	11.72	(5.1)	13.83
Balance at end of period	143.8	11.27	126.3	11.86	110.5	13.46
of which vested	13.1	–	13.5	–	11.9	–
of which unvested	130.7	–	112.8	–	98.6	–
Performance share awards
Managing directors and all material risk takers and controllers (employees whose activities are considered to have a potentially material impact on the Group’s risk profile) received a portion of their deferred variable compensation in the form of performance share awards. Performance share awards are similar to share awards, except that the full balance of outstanding performance share awards, including those awarded in prior years, are subject to performance-based malus provisions.
Performance share awards are subject to a downward adjustment in the event of a divisional loss by the division in which the employees worked as of December 31, 2021, or a negative ROE of the Group, whichever results in a larger adjustment. For employees in corporate functions and the Asset Resolution Unit, the downward adjustment only applies in the event of a negative ROE of the Group and is not linked to the performance of the divisions. The basis for the ROE calculation may vary from year to year, depending on the Compensation Committee’s determination for the year in which the performance shares are granted. A downward adjustment has been applied to outstanding performance share awards, reflecting the full year divisional loss in the Investment Bank for 2021.
On February 11, 2022, the Group granted 19.4 million performance share awards with a total value of CHF 161 million. The estimated unrecognized compensation expense of CHF 156 million was determined based on the fair value of the awards on the grant date, includes the current estimated outcome of the relevant performance criteria and estimated future forfeitures and will be recognized over the vesting period, subject to early retirement rules. The majority of performance share awards granted include the right to receive dividend equivalents on vested shares.
The number of performance share awards granted to employees was generally determined by dividing the deferred component of variable compensation being granted as performance share awards by the average price of a Group share over the ten consecutive trading days which ended on February 24, 2022. The fair value of each performance share award was CHF 8.61, the Group share price on the grant date.
Performance share awards granted for previous years
For compensation year	2021	2020	2019
Performance shares awarded (million)	19.4	37.8	50.7
Value of performance shares awarded (CHF million)	161	493	553
Fair value of each performance share awarded (CHF) [1]	8.61	12.59	10.81
1 Based on the Group’s share price on the grant date.
Performance share award activities
	2021		2020		2019
	Number of performance share awards in million	Weighted- average grant-date fair value in CHF	Number of performance share awards in million	Weighted- average grant-date fair value in CHF	Number of performance share awards in million	Weighted- average grant-date fair value in CHF
Performance share awards
Balance at beginning of period	91.7	11.66	72.4	13.38	51.7	16.33
Granted	28.5	12.70	50.9	10.63	45.4	11.60
Settled	(34.5)	12.50	(29.0)	14.13	(22.8)	16.51
Forfeited	(8.5)	11.78	(2.6)	11.62	(1.9)	13.67
Balance at end of period	77.2	11.66	91.7	11.66	72.4	13.38
of which vested	11.2	–	10.4	–	6.7	–
of which unvested	66.0	–	81.3	–	65.7	–
Contingent Capital Awards
CCA were granted in February 2022, 2021 and 2020 to managing directors and directors as part of the 2021, 2020 and 2019 deferred variable compensation and have rights and risks similar to those of certain contingent capital instruments issued by the Group in the market. CCA are scheduled to vest on the third anniversary of the grant date, other than those granted to individuals classified as MRTs, risk manager MRTs or senior managers or equivalents under the EU or UK Capital Requirements Directive V related provisions. As of February 2022, CCA granted to MRTs, risk manager MRTs and senior managers vest on the fourth, fifth and seventh anniversaries of the grant date, respectively. CCA awards will be expensed over the vesting period. CCA generally provide a conditional right to receive semi-annual cash payments of interest equivalents until settled, with rates being dependent upon the vesting period and currency of denomination. CCA granted in 2022, 2021 and 2020 that vest four, five or seven years from the date of grant are not eligible for semi-annual cash payments of interest equivalents. CCA granted to certain regulated employees that vest over three years are not eligible for semi-annual cash payments of interest equivalents.
■ CCA granted in 2022, 2021 and 2020 that are denominated in US dollars and vest three years from the date of grant receive interest equivalents at a rate of 4.18%, 3.60% and 4.08% respectively, per annum plus the daily compounded (spread exclusive) US dollar Secured Overnight Financing Rate (SOFR);
■ CCA granted in 2022, 2021 and 2020 that are denominated in Swiss francs and vest three years from the date of grant receive interest equivalents at a rate of 3.44%, 3.06% and 3.36% respectively, per annum plus the daily compounded (spread exclusive) Swiss franc Swiss Average Rate Overnight (SARON); and
■ The semi-annual interest equivalent cash payment calculation cycle up to February 2021, was based on the six-month US dollar London Interbank Offered Rate (LIBOR) for CCA denominated in US dollars and the six-month Swiss franc LIBOR for CCA denominated in Swiss francs.
The rates were set in line with market conditions at the time of grant and existing high-trigger and low-trigger contingent capital instruments that the Group has issued. For CCA granted in February 2022, employees who received compensation in Swiss francs received CCA denominated in Swiss francs and all other employees received CCA denominated in US dollars.
As CCA qualify as going concern loss-absorbing capital of the Group, the timing and form of distribution upon settlement is subject to approval by FINMA. At settlement, employees will receive either a contingent capital instrument or a cash payment based on the fair value of the CCA. The fair value will be determined by the Group. In the case of a cash settlement, the CCA award will be converted into the local currency of each respective employee.
CCA have loss-absorbing features such that prior to settlement, the principal amount of the CCA would be written down to zero and forfeited if any of the following trigger events were to occur:
■ the Group’s reported common equity tier 1 (CET1) ratio falls below 7%; or
■ FINMA determines that cancellation of the CCA and other similar contingent capital instruments is necessary, or that the Group requires public sector capital support, in either case to prevent it from becoming insolvent or otherwise failing.
On February 11, 2022, the Group awarded CHF 75 million of CCA that will be expensed over the vesting period. The estimated unrecognized compensation expense of CHF 72 million was determined based on the fair value of the awards on the grant date, including the current estimated outcome of the relevant performance criteria and estimated future forfeitures. This will be recognized over the vesting period, subject to early retirement rules.
Contingent Capital Awards granted for previous years
For compensation year	2021	2020	2019
CCA awarded (CHF million)	75	253	268
Cash awards
Cash awards include certain special awards as well as voluntary deferred compensation plans and employee investment plans. For certain special awards, compensation expense was primarily driven by their vesting schedule; for other cash awards, compensation expense was driven by mark to market and performance adjustments, as the majority of the awards are fully vested.
Deferred fixed cash awards
The Group granted deferred fixed cash compensation during 2021, 2020 and 2019 of CHF 259 million, CHF 120 million and CHF 108 million, respectively, to certain employees in the Americas. This compensation has been expensed in the Investment Bank and Asset Management divisions over a three-year vesting period from the grant date. Amortization of this compensation in 2021 totaled CHF 147 million, of which CHF 115 million was related to awards granted in 2021.
Upfront cash awards
In February 2022, certain managing directors and directors were granted CHF 799 million of upfront cash awards as part of their 2021 variable compensation. During 2021 and 2020, the Group granted upfront cash awards of CHF 59 million and CHF 146 million, respectively. These awards are subject to repayment (clawback) by the employee in the event of voluntary resignation, termination for cause or in connection with other specified events or conditions within three years of the award grant. The amount subject to repayment is reduced in equal monthly installments during the three-year period following the grant date. The expense recognition will occur over the three-year vesting period, subject to service conditions. Amortization of this compensation in 2021 totaled CHF 80 million, of which CHF 31 million was related to awards granted in 2021.
Retention awards
The Group granted deferred cash and share retention awards during 2021 of CHF 395 million, mainly in the Investment Bank and International Wealth Management divisions. During 2020 and 2019, the Group granted deferred cash and share retention awards of CHF 40 million and CHF 40 million, respectively. These awards are expensed over the applicable vesting period from the grant date. Amortization of these awards in 2021 totaled CHF 123 million, of which CHF 103 million was related to awards granted in 2021.
Strategic Delivery Plan
In February 2022, the Group granted 62.5 million Strategic Delivery Plan (SDP) deferred share-based awards with a total value of CHF 497 million to most Managing Directors and Directors to incentivize the longer-term delivery of the Group’s strategic plan. The SDP awards are subject to service conditions and performance-based metrics over the course of 2022-2024. SDP awards are scheduled to vest on the third anniversary of the grant date, with the exception of awards granted to individuals classified as MRTs, risk manager MRTs or senior managers or equivalents under the EU or UK Capital Requirements Directive V related provisions. SDP awards granted to MRTs vest in equal annual installments over two years, commencing on the third anniversary from the grant date. SDP awards granted to risk manager MRTs vest in equal annual installments over three years, while SDP awards granted to senior managers vest in equal annual installments over five years, both commencing on the third anniversary from the grant date. Prior to settlement, the principal amount of the SDP awards will be written down to zero and forfeited if any of the following triggering events exist at the end of 2022, 2023 or 2024:
■ The Group’s reported CET1 capital ratio below the FINMA-prescribed minimum + 50 basis points; or
■ The Group’s reported common equity tier 1 (CET1) leverage ratio falls below 3.7%.
In addition, the Compensation Committee will review and assess the overall success of the delivery of the strategic plan at a Group level over the three-year period (2022-2024) and may increase the SDP awards up to a maximum of 50% of the initial award amount. Half of the potential uplift would be granted if a pre-determined average Group return on tangible equity threshold is achieved, measured over the key strategic implementation years 2023 and 2024. The other half of the uplift may be awarded based on the Compensation Committee’s assessment of risk management and other strategic non-financial achievements.
The estimated unrecognized compensation expense of CHF 504 million was determined based on the fair value of the awards on the grant date, includes the current estimated future forfeitures, excludes any potential uplift and will be recognized over the vesting period, subject to early retirement rules.
The number of SDP awards granted to employees was generally determined by dividing the deferred component of variable compensation being granted as SDP awards by the average price of a Group share over the ten consecutive trading days which ended on February 24, 2022. The fair value of each SDP award was CHF 8.61, the Group share price on the grant date. The majority of SDP awards granted include the right to receive dividend equivalents on vested shares.
Delivered shares
The Group fully covered its share delivery obligations through market purchases in 2021, 2020 and 2019.

Bank
Employee deferred compensation
29 Employee deferred compensation
The following tables show the compensation expense for deferred compensation awards granted in 2021 and prior years that was recognized in the consolidated statements of operations during 2021, 2020 and 2019, the total shares delivered, the estimated unrecognized compensation expense for deferred compensation awards granted in 2021 and prior years outstanding as of December 31, 2021 and the remaining requisite service period over which the estimated unrecognized compensation expense will be recognized. The recognition of compensation expense for the deferred compensation awards granted in February 2022 began in 2022 and thus had no impact on the 2021 consolidated financial statements.
> Refer to “Note 30 – Employee deferred compensation” in VI – Consolidated financial statements – Credit Suisse Group for further information on our various awards programs.
Deferred compensation expense
in	2021	2020	2019
Deferred compensation expense (CHF million)
Share awards	466	555	573
Performance share awards	281	427	423
Contingent Capital Awards	194	245	298
Cash awards	370	378	378
Retention awards	123	43	22
Total deferred compensation expense	1,434	1,648	1,694

Total shares delivered (million)
Total shares delivered	55.7	48.3	40.1
Contingent Capital share awards are included in the category Share awards, and Capital Opportunity Facility awards are included in the category Cash awards. Prior periods have been reclassified to conform to the current presentation.

Estimated unrecognized deferred compensation
end of	2021
Estimated unrecognized compensation expense (CHF million)
Share awards	338
Performance share awards	139
Contingent Capital Awards	129
Cash awards	221
Retention awards	284
Total	1,111

Aggregate remaining weighted-average requisite service period (years)
Aggregate remaining weighted-average requisite service period	1.4
Does not include the estimated unrecognized compensation expense relating to grants made in 2022 for 2021.
Share awards
On February 11, 2022, the Bank granted 26.9 million share awards with a total value of CHF 210 million. The estimated unrecognized compensation expense of CHF 218 million was determined based on the fair value of the awards on the grant date, includes the current estimated future forfeitures and will be recognized over the vesting period, subject to early retirement rules.
Share awards granted for previous years
For compensation year	2021	2020	2019
Shares awarded (million)	26.9	43.5	55.9
Value of shares awarded (CHF million)	210	576	604
On February 11, 2022, the Bank granted 4.6 million blocked shares with a total value of CHF 38 million that vested immediately upon grant, have no future service requirements and were attributed to services performed in 2021.
Blocked share awards granted for previous years
For compensation year	2021	2020	2019
Blocked shares awarded (million)	4.6	2.3	2.8
Value of shares awarded (CHF million)	38	31	32
Share award activities
	2021		2020		2019
	Number of share awards in million	Weighted- average grant-date fair value in CHF	Number of share awards in million	Weighted- average grant-date fair value in CHF	Number of share awards in million	Weighted- average grant-date fair value in CHF
Share awards
Balance at beginning of period	115.2	11.82	101.9	13.45	77.1	16.23
Granted	85.7	11.19	64.0	10.65	65.0	11.69
Settled	(50.1)	12.44	(45.1)	13.83	(35.2)	16.20
Forfeited	(15.5)	11.52	(5.6)	11.74	(5.0)	13.93
Balance at end of period	135.3	11.22	115.2	11.82	101.9	13.45
of which vested	11.8	–	12.0	–	10.9	–
of which unvested	123.5	–	103.2	–	91.0	–
Performance share awards
On February 11, 2022, the Bank granted 18.5 million performance share awards with a total value of CHF 154 million. The estimated unrecognized compensation expense of CHF 148 million was determined based on the fair value of the awards on the grant date, includes the current estimated outcome of the relevant performance criteria and estimated future forfeitures and will be recognized over the vesting period, subject to early retirement rules.
Performance share awards granted for previous years
For compensation year	2021	2020	2019
Performance shares awarded (million)	18.5	36.6	48.7
Value of performance shares awarded (CHF million)	154	478	531
Performance share award activities
	2021		2020		2019
	Number of performance share awards in million	Weighted- average grant-date fair value in CHF	Number of performance share awards in million	Weighted- average grant-date fair value in CHF	Number of performance share awards in million	Weighted- average grant-date fair value in CHF
Performance share awards
Balance at beginning of period	88.0	11.67	69.7	13.37	50.0	16.33
Granted	27.4	12.71	48.8	10.63	43.9	11.60
Settled	(33.2)	12.50	(28.0)	14.12	(22.3)	16.51
Forfeited	(8.4)	11.78	(2.5)	11.64	(1.9)	13.58
Balance at end of period	73.8	11.67	88.0	11.67	69.7	13.37
of which vested	10.4	–	9.6	–	6.4	–
of which unvested	63.4	–	78.4	–	63.3	–
Contingent Capital Awards
On February 11, 2022, the Bank awarded CHF 71 million of Contingent Capital Awards (CCA) that will be expensed over the vesting period. The estimated unrecognized compensation expense of CHF 68 million was determined based on the fair value of the awards on the grant date, including the current estimated outcome of the relevant performance criteria and estimated future forfeitures. This will be recognized over the vesting period, subject to early retirement rules.
Contingent Capital Awards granted for previous years
For compensation year	2021	2020	2019

CCA awarded (CHF million)	71	245	257
Cash awards
Deferred fixed cash awards
The Bank granted deferred fixed cash compensation during 2021, 2020 and 2019 of CHF 259 million, CHF 120 million and CHF 108 million, respectively, to certain employees in the Americas. This compensation has been expensed in the Investment Bank and Asset Management divisions over a three-year vesting period from the grant date. Amortization of this compensation in 2021 totaled CHF 147 million, of which CHF 115 million was related to awards granted in 2021.
Upfront cash awards
In February 2022, certain managing directors and directors were granted CHF 797 million of upfront cash awards as part of their 2021 variable compensation. During 2021 and 2020, the Bank granted upfront cash awards of CHF 59 million and CHF 146 million, respectively. These awards are subject to repayment (clawback) by the employee in the event of voluntary resignation, termination for cause or in connection with other specified events or conditions within three years of the award grant. The amount subject to repayment is reduced in equal monthly installments during the three-year period following the grant date. The expense recognition will occur over the three-year vesting period, subject to service conditions. Amortization of this compensation in 2021 totaled CHF 80 million, of which CHF 31 million was related to awards granted in 2021.
Retention awards
The Bank granted deferred cash and share retention awards during 2021 of CHF 395 million, mainly in the Investment Bank and International Wealth Management divisions. During 2020 and 2019, the Bank granted deferred cash and share retention awards of CHF 40 million and CHF 40 million, respectively. These awards are expensed over the applicable vesting period from the grant date. Amortization of these awards in 2021 totaled CHF 123 million, of which CHF 103 million was related to awards granted in 2021.
Strategic Delivery Plan
In February 2022, the Bank granted 59.5 million Strategic Delivery Plan (SDP) deferred share-based awards with a total of CHF 473 million to most Managing Directors and Directors to incentivize the longer-term delivery of the Group’s strategic plan. The SDP awards are subject to service conditions and performance-based metrics over the course of 2022-2024.
The fair value of each share award was CHF 8.61, the Group share price on the grant date. The estimated unrecognized compensation expense of CHF 480 million was determined based on the fair value of the awards on the grant date, includes the current estimated future forfeitures and will be recognized over the vesting period, subject to early retirement rules.